Loans - Impaired Collateral-Dependent Loans Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Year	$ 2,591	$ 687
Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Year	1,213
Fair value on a nonrecurring basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	598	1,461
Total Losses	719	1,021
Losses Recorded During the Year	2	367
Fair value on a nonrecurring basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	598	1,461
Fair value on a nonrecurring basis [Member] | One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		592
Total Losses		198
Losses Recorded During the Year		163
Fair value on a nonrecurring basis [Member] | One-to Four-Family Residential Real Estate Mortgage Loans [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		592
Fair value on a nonrecurring basis [Member] | Commercial Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	380	446
Total Losses	517	517
Fair value on a nonrecurring basis [Member] | Commercial Real Estate Mortgage Loans [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	380	446
Fair value on a nonrecurring basis [Member] | Multi-Family Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	124	170
Total Losses	128	128
Losses Recorded During the Year		128
Fair value on a nonrecurring basis [Member] | Multi-Family Real Estate Mortgage Loans [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	124	170
Fair value on a nonrecurring basis [Member] | Land and Construction Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		151
Total Losses		106
Losses Recorded During the Year		76
Fair value on a nonrecurring basis [Member] | Land and Construction Real Estate Mortgage Loans [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan		151
Fair value on a nonrecurring basis [Member] | Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	94	102
Total Losses	74	72
Losses Recorded During the Year	2
Fair value on a nonrecurring basis [Member] | Commercial Loans [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	$ 94	$ 102